Contract Liabilities - Schedule of Contract Liabilities (Details) - Contract Liabilities [Member] - MYR (RM)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Contract Liabilities [Line Items]
Balance as of July 1
Deposit from customer	34,460,000
Balance as of December 31/ June 30	34,460,000
Within 12 months	34,460,000
Beyond 12 months
Total Contract Liabilities	RM 34,460,000